Borrowings - Credit Facilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument
Total loans	$ 61,975	$ 169,819
Financial liabilities	190,713	79,391
Total borrowings	252,688	249,210
Secured credit facilities
Debt Instrument
Total loans	61,975	154,819
Sellers' Credit
Debt Instrument
Total loans	$ 0	$ 15,000